Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Assets allocated [Abstract]
Contracted concessional assets	$ 8,080,645	$ 8,161,129
Investments carried under the equity method	116,746	139,925
Current financial investments	195,549	218,577
Cash and cash equivalents (project companies)	788,895	562,795	$ 641,728	$ 631,542
Total assets	9,831,113	9,659,815
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,281,174	4,852,348
Grants and other liabilities	1,229,230	1,641,752
Long-term and short-term corporate debt	959,681	723,791
Total liabilities	8,189,066	7,944,959
Equity	1,642,047	1,714,856	$ 1,697,045	$ 1,756,112
Total liabilities and equity	9,831,113	9,659,815
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,112,095	3,299,198
Investments carried under the equity method	79,959	90,847
Current financial investments	125,821	159,267
Cash and cash equivalents (project companies)	230,616	181,458
Total assets	3,545,491	3,730,771
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,669,969	1,676,251
Grants and other liabilities	1,088,322	1,490,679
Total liabilities	2,758,291	3,166,930
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,223,888	1,186,552
Investments carried under the equity method	0	0
Current financial investments	27,637	29,190
Cash and cash equivalents (project companies)	85,003	80,909
Total assets	1,336,528	1,296,652
Liabilities allocated [Abstract]
Long-term and short-term project debt	919,248	884,835
Grants and other liabilities	11,404	12,864
Total liabilities	930,652	897,699
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,744,662	3,675,379
Investments carried under the equity method	39,787	49,078
Current financial investments	41,202	20,673
Cash and cash equivalents (project companies)	286,362	234,097
Total assets	4,112,013	3,979,227
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,691,957	2,291,262
Grants and other liabilities	129,504	138,209
Total liabilities	2,821,461	2,429,471
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,080,645	8,161,129
Investments carried under the equity method	116,746	139,925
Current financial investments	194,660	209,131
Cash and cash equivalents (project companies)	601,980	496,464
Total assets	8,994,031	9,006,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,281,174	4,852,348
Grants and other liabilities	1,229,230	1,641,752
Total liabilities	6,510,404	6,494,100
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	214,843	239,553
Other current assets (including cash and cash equivalents at holding company level)	622,239	413,613
Total assets	837,082	653,166
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	959,681	723,791
Other non-current liabilities	601,113	564,855
Other current liabilities	117,868	162,213
Total liabilities	1,678,662	1,450,859
Equity	1,642,047	1,714,856
Total liabilities and equity	$ 3,320,709	$ 3,165,715